LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Assets And Liabilities, Lessee
The following table summarizes the presentation of the Company’s operating lease as presented on the consolidated balance sheets:

(in thousands)	DECEMBER 31, 2025	DECEMBER 31, 2024
Assets:
Operating lease right-of-use assets	$175	$152

Liabilities:
Operating lease liabilities	$94	$154
Operating lease liabilities, noncurrent	82	—

Total operating lease liabilities	$176	$154

Schedule of Future Minimum Annual Lease Payments
Future minimum lease payments from December 31, 2025 until the expiration of the operating lease are as follows:

(in thousands)
2026	$106
2027	84
Thereafter	—

Total lease payments	190
Less: imputed discount rate	(14)

Carrying value of operating lease liabilities	$176